Financial Assets at Fair Value through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	₩ 634,823		₩ 626,056
Book value	358,559		379,170		₩ 399,494
Fair value	358,559		379,170
Listed equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	359,327		359,339
Book value	194,669		201,202		210,055
Fair value	₩ 194,669		₩ 201,202
Korea District Heating Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	2,264,068		2,264,068
Ownership	19.55%		19.55%
Acquisition Cost	₩ 173,201		₩ 173,201
Book value	91,356		107,090
Fair value	₩ 91,356		₩ 107,090
Ssangyong Motor Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	38,568		38,568
Ownership	0.03%		0.03%
Acquisition Cost	₩ 428		₩ 428
Book value	107		80
Fair value	₩ 107		₩ 80
SM Korea Line Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	180		18
Ownership	0.00%		0.00%
Acquisition Cost	₩ 1		₩ 1
Book value	1		0
Fair value	₩ 1		₩ 0
Namkwang Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	121		121
Ownership	0.00%		0.00%
Acquisition Cost	₩ 15		₩ 15
Book value	1		1
Fair value	₩ 1		₩ 1
Bumyang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	35		35
Ownership	0.00%		0.00%
Acquisition Cost	₩ 2		₩ 2
Book value	0		0
Fair value	₩ 0		₩ 0
ELCOMTEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	32,875		32,875
Ownership	0.04%		0.04%
Acquisition Cost	₩ 217		₩ 217
Book value	49		52
Fair value	₩ 49		₩ 52
PAN ocean Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,492		1,492
Ownership	0.00%		0.00%
Acquisition Cost	₩ 14		₩ 14
Book value	7		7
Fair value	₩ 7		₩ 7
Dongbu Corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares	955		955
Ownership	0.02%		0.00%
Acquisition Cost	₩ 12		₩ 12
Book value	13		8
Fair value	₩ 13		₩ 8
KSP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	22,539		22,539
Ownership	0.08%		0.06%
Acquisition Cost	₩ 53		₩ 24
Book value	34		40
Fair value	₩ 34		₩ 40
STX Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	7,419		8,639
Ownership	0.12%		0.03%
Acquisition Cost	₩ 107		₩ 213
Book value	29		26
Fair value	₩ 29		₩ 26
Codes Combine Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	291		291
Ownership	0.00%		0.00%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
PT Adaro Energy Tbk
Financial assets at fair value through other comprehensive income [Line Items]
Shares	480,000,000		480,000,000
Ownership	1.50%		1.50%
Acquisition Cost	₩ 65,028		₩ 65,028
Book value	53,127		62,026
Fair value	₩ 53,127		₩ 62,026
Energy Fuels Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,711,814		1,711,814
Ownership	1.31%		1.91%
Acquisition Cost	₩ 16,819		₩ 16,819
Book value	7,888		3,764
Fair value	₩ 7,888		₩ 3,764
Bunji Corporation Limited (formerly, Baralaba Coal Company Limited)
Financial assets at fair value through other comprehensive income [Line Items]
Shares	99,763		99,763
Ownership	0.07%		0.07%
Acquisition Cost	₩ 18,445		₩ 18,445
Book value	0		0
Fair value	₩ 0		₩ 0
Denison Mines Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	58,284,000		58,284,000
Ownership	9.76%		10.42%
Acquisition Cost	₩ 84,134		₩ 84,134
Book value	41,776		27,903
Fair value	₩ 41,776		₩ 27,903
Fission 3.0
Financial assets at fair value through other comprehensive income [Line Items]
Shares	75,000		75,000
Ownership	0.05%		0.14%
Acquisition Cost	₩ 0		₩ 0
Book value	6		5
Fair value	₩ 6		₩ 5
Fission Uranium Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	800,000		800,000
Ownership	0.16%		0.16%
Acquisition Cost	₩ 785		₩ 785
Book value	266		199
Fair value	₩ 266		199
SangSangin Industry Co., Ltd.(formerly, DMC Co., Ltd.)
Financial assets at fair value through other comprehensive income [Line Items]
Shares	5,831
Ownership	0.02%
Acquisition Cost	₩ 38
Book value	4
Fair value	₩ 4
Vitzosys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	399
Ownership	0.00%
Acquisition Cost	₩ 2
Book value	2
Fair value	₩ 2
EMnI Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,257
Ownership	0.00%
Acquisition Cost	₩ 25
Book value	2
Fair value	2
Unlisted equity securities
Financial assets at fair value through other comprehensive income [Line Items]
Acquisition Cost	275,496		266,717
Book value	163,890		177,968		₩ 189,439
Fair value	₩ 163,890	[1]	₩ 177,968	[2]
Intellectual Discovery, Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,000,000		1,000,000
Ownership	6.00%		6.00%
Acquisition Cost	₩ 5,000		₩ 5,000
Book value	954		954
Fair value	₩ 954		₩ 954
Hwan Young Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	10,916		10,916
Ownership	0.14%		0.14%
Acquisition Cost	₩ 1,092		₩ 1,092
Book value	97		97
Fair value	₩ 97		₩ 97
SAMBO AUTO. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	15,066		15,066
Ownership	0.02%		0.02%
Acquisition Cost	₩ 38		₩ 38
Book value	38		38
Fair value	₩ 38		₩ 38
Mobo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	504		504
Ownership	0.00%		0.00%
Acquisition Cost	₩ 14		₩ 14
Book value	14		14
Fair value	₩ 14		₩ 14
Dae Kwang Semiconductor Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	589		589
Ownership	0.07%		0.07%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
Sanbon Department Store
Financial assets at fair value through other comprehensive income [Line Items]
Shares	828		828
Ownership	0.01%		0.01%
Acquisition Cost	₩ 124		₩ 124
Book value	3		3
Fair value	₩ 3		₩ 3
Miju Steel Mfg. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,097		1,097
Ownership	0.23%		0.23%
Acquisition Cost	₩ 50		₩ 50
Book value	50		50
Fair value	₩ 50		₩ 50
Sungwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	117		117
Ownership	0.07%		0.07%
Acquisition Cost	₩ 15		₩ 15
Book value	15		15
Fair value	₩ 15		₩ 15
Hana Civil Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			23
Ownership			0.00%
Acquisition Cost			₩ 1
Book value			1
Fair value			₩ 1
KC Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	839		839
Ownership	0.02%		0.02%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
IMHWA Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	329		329
Ownership	0.11%		0.11%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
DALIM Special Vehicle Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	58		58
Ownership	0.08%		0.08%
Acquisition Cost	₩ 10		₩ 10
Book value	10		10
Fair value	₩ 10		₩ 10
ASA JEONJU Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	34,846		34,846
Ownership	1.34%		1.34%
Acquisition Cost	₩ 697		₩ 697
Book value	69		69
Fair value	₩ 69		₩ 69
Moonkyung Silica Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	42		42
Ownership	0.56%		0.56%
Acquisition Cost	₩ 0		₩ 0
Book value	0		0
Fair value	₩ 0		₩ 0
Sungkwang Timber Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	3		3
Ownership	0.08%		0.08%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Yongbo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			61
Ownership			0.20%
Acquisition Cost			₩ 3
Book value			3
Fair value			₩ 3
HJ Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	218		218
Ownership	0.07%		0.07%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
KS Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	12		12
Ownership	0.04%		0.04%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Joongang Platec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	3,591		3,591
Ownership	0.75%		0.75%
Acquisition Cost	₩ 72		₩ 72
Book value	35		35
Fair value	₩ 35		₩ 35
Pyungsan SI Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	434		434
Ownership	0.01%		0.01%
Acquisition Cost	₩ 9		₩ 9
Book value	9		9
Fair value	₩ 9		₩ 9
Samgong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	12		12
Ownership	0.01%		0.01%
Acquisition Cost	₩ 7		₩ 7
Book value	7		7
Fair value	₩ 7		₩ 7
Joongang Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	540		540
Ownership	0.12%		0.12%
Acquisition Cost	₩ 8		₩ 8
Book value	8		8
Fair value	₩ 8		₩ 8
AJS Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	12,906		12,906
Ownership	0.23%		0.23%
Acquisition Cost	₩ 32		₩ 32
Book value	32		32
Fair value	₩ 32		₩ 32
MSE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	429		429
Ownership	0.13%		0.13%
Acquisition Cost	₩ 9		₩ 9
Book value	9		9
Fair value	₩ 9		₩ 9
Ilrim Nano Tec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,520		1,520
Ownership	0.07%		0.07%
Acquisition Cost	₩ 15		₩ 15
Book value	15		15
Fair value	₩ 15		₩ 15
Youngjin Hi-Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	2,512		2,512
Ownership	0.25%		0.25%
Acquisition Cost	₩ 126		₩ 126
Book value	21		21
Fair value	₩ 21		₩ 21
Buyoung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	270		270
Ownership	0.00%		0.00%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Ilsuk Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	152		152
Ownership	0.17%		0.17%
Acquisition Cost	₩ 10		₩ 10
Book value	10		10
Fair value	₩ 10		₩ 10
Dongyang Telecom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,760		1,760
Ownership	0.01%		0.01%
Acquisition Cost	₩ 11		₩ 11
Book value	1		11
Fair value	₩ 1		₩ 11
Jongwon Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	31		31
Ownership	0.18%		0.18%
Acquisition Cost	₩ 13		₩ 13
Book value	13		13
Fair value	₩ 13		₩ 13
Zyle Daewoo Motor Sales Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	22		22
Ownership	0.00%		0.00%
Acquisition Cost	₩ 0		₩ 0
Book value	0		0
Fair value	₩ 0		₩ 0
Daewoo Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	8		8
Ownership	0.00%		0.00%
Acquisition Cost	₩ 0		₩ 0
Book value	0		0
Fair value	₩ 0		₩ 0
Seyang Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	537		537
Ownership	0.05%		0.05%
Acquisition Cost	₩ 27		₩ 27
Book value	27		27
Fair value	₩ 27		₩ 27
Seungri Enterprise Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	93		93
Ownership	0.05%		0.05%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Onggane Food Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares			5
Ownership			0.07%
Acquisition Cost			₩ 1
Book value			1
Fair value			₩ 1
Shin-E P&C Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,569		1,569
Ownership	0.64%		0.64%
Acquisition Cost	₩ 111		₩ 111
Book value	3		3
Fair value	₩ 3		₩ 3
Ejung Ad Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	132		132
Ownership	0.09%		0.09%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Solvus Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,056		1,056
Ownership	0.04%		0.04%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Myung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	89		89
Ownership	0.05%		0.05%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
Shinil Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	887		887
Ownership	0.06%		0.06%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Biwang Industry Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	406		406
Ownership	0.04%		0.04%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
Young Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	89		89
Ownership	0.40%		0.40%
Acquisition Cost	₩ 26		₩ 27
Book value	26		27
Fair value	₩ 26		₩ 27
Yuil Industrial Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	804		804
Ownership	0.32%		0.32%
Acquisition Cost	₩ 15		₩ 16
Book value	15		16
Fair value	₩ 15		₩ 16
DN TEK Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			12,401
Ownership			0.29%
Acquisition Cost			₩ 62
Book value			6
Fair value			₩ 6
Woojin Industry Corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares	3		3
Ownership	0.00%		0.00%
Acquisition Cost	₩ 16		₩ 16
Book value	16		16
Fair value	₩ 16		₩ 16
Kwang Sung Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	325		325
Ownership	0.35%		0.35%
Acquisition Cost	₩ 7		₩ 7
Book value	7		7
Fair value	₩ 7		₩ 7
Futech Mold Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	274		274
Ownership	0.27%		0.27%
Acquisition Cost	₩ 14		₩ 14
Book value	14		14
Fair value	₩ 14		₩ 14
Woojoo Environment Ind. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	101		101
Ownership	0.11%		0.11%
Acquisition Cost	₩ 13		₩ 13
Book value	13		13
Fair value	₩ 13		₩ 13
Hyungji Esquire Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	61		61
Ownership	0.02%		0.02%
Acquisition Cost	₩ 22		₩ 22
Book value	22		22
Fair value	₩ 22		₩ 22
Kolmar Pharma Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,426		1,426
Ownership	0.01%		0.01%
Acquisition Cost	₩ 52		₩ 52
Book value	3		3
Fair value	₩ 3		₩ 3
Morado Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	209		209
Ownership	0.04%		0.04%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
Myung Sung Tex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	20		20
Ownership	0.00%		0.00%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
Kwang Sung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	610		610
Ownership	0.53%		0.53%
Acquisition Cost	₩ 31		₩ 31
Book value	31		31
Fair value	₩ 31		₩ 31
Seen Business and Technology co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	29,424		29,424
Ownership	0.73%		0.73%
Acquisition Cost	₩ 148		₩ 147
Book value	7		7
Fair value	₩ 7		₩ 7
Woobang Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	8		8
Ownership	0.00%		0.00%
Acquisition Cost	₩ 8		₩ 8
Book value	8		8
Fair value	₩ 8		₩ 8
Shin Pyung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	6		6
Ownership	0.03%		0.03%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
JMC Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	2,724		2,724
Ownership	0.10%		0.10%
Acquisition Cost	₩ 27		₩ 27
Book value	2		2
Fair value	₩ 2		₩ 2
Najin Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	37		37
Ownership	0.06%		0.06%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Sinkwang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,091		1,091
Ownership	1.68%		1.68%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Elephant & Friends Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	563		563
Ownership	0.61%		0.61%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Mireco Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	109		109
Ownership	0.25%		0.25%
Acquisition Cost	₩ 11		₩ 11
Book value	11		11
Fair value	₩ 11		₩ 11
L&K Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,615		1,615
Ownership	0.60%		0.60%
Acquisition Cost	₩ 24		₩ 24
Book value	24		24
Fair value	₩ 24		₩ 24
JO Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,263		1,263
Ownership	0.62%		0.62%
Acquisition Cost	₩ 25		₩ 25
Book value	25		25
Fair value	₩ 25		₩ 25
Kendae Printing Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	422		422
Ownership	0.60%		0.60%
Acquisition Cost	₩ 21		₩ 21
Book value	21		21
Fair value	₩ 21		₩ 21
Dauning Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	231		231
Ownership	0.41%		0.41%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
Korea Trecision Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	22		22
Ownership	0.45%		0.45%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Ace Track Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	3,130		3,130
Ownership	1.08%		1.08%
Acquisition Cost	₩ 219		₩ 219
Book value	59		59
Fair value	₩ 59		₩ 59
Yoo-A Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			105
Ownership			0.20%
Acquisition Cost			₩ 11
Book value			11
Fair value			₩ 11
Dung Hwan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	556		531
Ownership	0.02%		0.02%
Acquisition Cost	₩ 6		₩ 5
Book value	6		5
Fair value	₩ 6		₩ 5
Hurim Biocell Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,021		1,021
Ownership	0.00%		0.00%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Smart Power Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	133,333		133,333
Ownership	4.14%		4.14%
Acquisition Cost	₩ 200		₩ 200
Book value	200		200
Fair value	₩ 200		₩ 200
Sunjin Power Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	4,941		4,941
Ownership	0.92%		0.92%
Acquisition Cost	₩ 247		₩ 247
Book value	32		32
Fair value	₩ 32		₩ 32
Haseung Industries Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			55
Ownership			0.62%
Acquisition Cost			₩ 28
Book value			28
Fair value			₩ 28
Beer Yeast Korea Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,388		1,388
Ownership	0.43%		0.43%
Acquisition Cost	₩ 7		₩ 7
Book value	7		7
Fair value	₩ 7		₩ 7
B CON Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	96		96
Ownership	1.16%		1.16%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
Ace Integration Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	105		105
Ownership	0.09%		0.09%
Acquisition Cost	₩ 24		₩ 23
Book value	24		23
Fair value	₩ 24		₩ 23
AceInti Agricultural Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	16		16
Ownership	0.02%		0.02%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
KyungDong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	130		130
Ownership	0.01%		0.01%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
ChunWon Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	193		193
Ownership	0.19%		0.19%
Acquisition Cost	₩ 39		₩ 39
Book value	39		39
Fair value	₩ 39		₩ 39
SungLim Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	29		29
Ownership	0.03%		0.03%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
Korea Minerals Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	191		191
Ownership	0.05%		0.05%
Acquisition Cost	₩ 134		₩ 135
Book value	1		1
Fair value	₩ 1		₩ 1
HyoDong Development Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	128		128
Ownership	0.16%		0.15%
Acquisition Cost	₩ 25		₩ 25
Book value	25		25
Fair value	₩ 25		₩ 25
Haspe Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	652		652
Ownership	0.55%		0.55%
Acquisition Cost	₩ 20		₩ 20
Book value	20		20
Fair value	₩ 20		₩ 20
JoHyun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	350		350
Ownership	1.56%		1.56%
Acquisition Cost	₩ 18		₩ 18
Book value	18		18
Fair value	₩ 18		₩ 18
KC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	5,107		5,107
Ownership	0.17%		0.17%
Acquisition Cost	₩ 26		₩ 26
Book value	26		26
Fair value	₩ 26		₩ 26
SeongJi Industrial Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	41		41
Ownership	0.05%		0.05%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
Dong Yang Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	2,951		2,951
Ownership	1.97%		1.97%
Acquisition Cost	₩ 161		₩ 161
Book value	147		148
Fair value	₩ 147		₩ 148
Seyang Precision Ind.Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	829		829
Ownership	0.23%		0.23%
Acquisition Cost	₩ 41		₩ 41
Book value	41		41
Fair value	₩ 41		₩ 41
Dooriwon Food System Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	13		13
Ownership	0.27%		0.27%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
ShinShin Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	339		339
Ownership	1.12%		1.12%
Acquisition Cost	₩ 17		₩ 17
Book value	17		17
Fair value	₩ 17		₩ 17
Sung Kwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	23		23
Ownership	0.37%		0.37%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
Shinheung petrol. Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	699		699
Ownership	0.14%		0.14%
Acquisition Cost	₩ 35		₩ 35
Book value	35		35
Fair value	₩ 35		₩ 35
Force TEC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	3,501		3,501
Ownership	0.02%		0.02%
Acquisition Cost	₩ 18		₩ 18
Book value	18		18
Fair value	₩ 18		₩ 18
Samsung Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	486		486
Ownership	1.28%		1.28%
Acquisition Cost	₩ 97		₩ 97
Book value	36		36
Fair value	₩ 36		₩ 36
Tae Hyung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	28		28
Ownership	0.43%		0.43%
Acquisition Cost	₩ 20		₩ 20
Book value	20		20
Fair value	₩ 20		₩ 20
Younil Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	41		41
Ownership	0.21%		0.21%
Acquisition Cost	₩ 21		₩ 21
Book value	21		21
Fair value	₩ 21		₩ 21
Hankook Precision Ind Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	110		110
Ownership	0.06%		0.06%
Acquisition Cost	₩ 3		₩ 11
Book value	3		3
Fair value	₩ 3		₩ 3
Borneo International Furniture Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			4,000
Ownership			0.16%
Acquisition Cost			₩ 97
Book value			13
Fair value			₩ 13
CJ Paradise Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	24		24
Ownership	0.02%		0.02%
Acquisition Cost	₩ 12		₩ 12
Book value	12		12
Fair value	₩ 12		₩ 12
Han Young Technology Company Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	35		35
Ownership	0.00%		0.00%
Acquisition Cost	₩ 0		₩ 0
Book value	0		0
Fair value	₩ 0		₩ 0
STX Offshore & Shipbuilding Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	8,622		8,622
Ownership	0.25%		0.25%
Acquisition Cost	₩ 1,078		₩ 1,078
Book value	1,078		1,078
Fair value	₩ 1,078		₩ 1,078
Ptotronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	843		843
Ownership	0.42%		0.42%
Acquisition Cost	₩ 84		₩ 84
Book value	6		6
Fair value	₩ 6		₩ 6
NFT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	136		136
Ownership	0.40%		0.40%
Acquisition Cost	₩ 8		₩ 8
Book value	8		8
Fair value	₩ 8		₩ 8
Echoroba Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			157
Ownership			0.02%
Acquisition Cost			₩ 3
Book value			3
Fair value			₩ 3
Hyundaitech Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,363		1,363
Ownership	0.87%		0.87%
Acquisition Cost	₩ 27		₩ 27
Book value	27		27
Fair value	₩ 27		₩ 27
Dasan Material Co.Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	29		29
Ownership	0.04%		0.04%
Acquisition Cost	₩ 22		₩ 22
Book value	22		22
Fair value	₩ 22		₩ 22
Fish World Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	47		47
Ownership	0.21%		0.21%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
SG Shinsung Engineering and Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	10		10
Ownership	0.00%		0.00%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
Samdo Industry Electric Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	48		48
Ownership	0.02%		0.02%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
Taejung Industries Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	9,268		9,268
Ownership	0.30%		0.30%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Shinsei Trading Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	64		64
Ownership	0.72%		0.72%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
Dynamic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	111		111
Ownership	0.19%		0.19%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Green Alchemy Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	38,202		38,202
Ownership	1.48%		1.48%
Acquisition Cost	₩ 191		₩ 191
Book value	17		17
Fair value	₩ 17		₩ 17
Youone TBM Engineering & Construction Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	615		615
Ownership	0.27%		0.27%
Acquisition Cost	₩ 31		₩ 31
Book value	31		31
Fair value	₩ 31		₩ 31
KM Leatech
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,648		1,648
Ownership	0.98%		0.98%
Acquisition Cost	₩ 8		₩ 8
Book value	8		8
Fair value	₩ 8		₩ 8
Semist Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	555		555
Ownership	0.80%		0.80%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Sewon Bus Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	12		12
Ownership	0.00%		0.00%
Acquisition Cost	₩ 0		₩ 0
Book value	0		0
Fair value	₩ 0		₩ 0
Enertec Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	7,937		7,937
Ownership	0.19%		0.19%
Acquisition Cost	₩ 44		₩ 44
Book value	44		44
Fair value	₩ 44		₩ 44
Sangji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	20		20
Ownership	0.26%		0.26%
Acquisition Cost	₩ 4		₩ 4
Book value	4		4
Fair value	₩ 4		₩ 4
Bellie Doughnuts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	169		64
Ownership	0.19%		0.07%
Acquisition Cost	₩ 10		₩ 4
Book value	10		4
Fair value	₩ 10		₩ 4
Possbell Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			36
Ownership			0.64%
Acquisition Cost			₩ 1
Book value			1
Fair value			₩ 1
AIRTECH Information communication Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	2,379		2,379
Ownership	0.60%		0.60%
Acquisition Cost	₩ 12		₩ 12
Book value	12		12
Fair value	₩ 12		₩ 12
Shin kwang Industrial Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	884		884
Ownership	0.35%		0.35%
Acquisition Cost	₩ 55		₩ 55
Book value	55		55
Fair value	₩ 55		₩ 55
Kiscom Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,493		1,493
Ownership	0.04%		0.04%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
Wonil laser Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	157		157
Ownership	0.37%		0.37%
Acquisition Cost	₩ 16		₩ 16
Book value	16		16
Fair value	₩ 16		₩ 16
Pyung Hwa Industrial Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	3,388		3,388
Ownership	3.00%		3.00%
Acquisition Cost	₩ 85		₩ 85
Book value	85		85
Fair value	₩ 85		₩ 85
PT. Kedap Sayaaq
Financial assets at fair value through other comprehensive income [Line Items]
Shares	671		671
Ownership	10.00%		10.00%
Acquisition Cost	₩ 18,540		₩ 18,540
Book value	0		0
Fair value	₩ 0		₩ 0
Set Holding
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,100,220		1,100,220
Ownership	2.50%		2.50%
Acquisition Cost	₩ 229,255		₩ 229,255
Book value	143,765		166,863
Fair value	₩ 143,765	[3]	₩ 166,863	[4]
PT. Cirebon Energi Prasarana
Financial assets at fair value through other comprehensive income [Line Items]
Shares	22,420		22,420
Ownership	10.00%		10.00%
Acquisition Cost	₩ 2,612		₩ 2,612
Book value	2,440		2,596
Fair value	₩ 2,440		₩ 2,596
Choheung packing Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	61		61
Ownership	0.13%		0.13%
Acquisition Cost	₩ 12		₩ 12
Book value	12		12
Fair value	₩ 12		₩ 12
Jaewoo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	359		359
Ownership	0.24%		0.24%
Acquisition Cost	₩ 11		₩ 11
Book value	11		11
Fair value	₩ 11		₩ 11
Wooyang HC Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,375		1,375
Ownership	0.01%		0.01%
Acquisition Cost	₩ 159		₩ 159
Book value	159		159
Fair value	₩ 159		₩ 159
Sungsan Parts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	629		629
Ownership	0.80%		0.80%
Acquisition Cost	₩ 63		₩ 63
Book value	63		63
Fair value	₩ 63		₩ 63
KMT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			1,411
Ownership			0.93%
Acquisition Cost			₩ 21
Book value			21
Fair value			₩ 21
TheYeonriji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	116		116
Ownership	0.10%		0.10%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
Flusys Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	9		9
Ownership	0.08%		0.08%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
DongSeo Electronics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	347		323
Ownership	0.07%		0.07%
Acquisition Cost	₩ 17		₩ 16
Book value	17		16
Fair value	₩ 17		₩ 16
Daewoo Display Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	177		177
Ownership	0.03%		0.03%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Yeong-gwang Remicon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	15		15
Ownership	0.12%		0.12%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
NTS Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	143		143
Ownership	0.22%		0.22%
Acquisition Cost	₩ 36		₩ 36
Book value	36		36
Fair value	₩ 36		₩ 36
AID CO.,LTD.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,212		1,212
Ownership	0.57%		0.57%
Acquisition Cost	₩ 36		₩ 36
Book value	36		36
Fair value	₩ 36		₩ 36
Changwon Eco-friendly farming corporation
Financial assets at fair value through other comprehensive income [Line Items]
Shares	3		3
Ownership	0.01%		0.01%
Acquisition Cost	₩ 0		₩ 0
Book value	0		0
Fair value	₩ 0		₩ 0
Kumo Hitech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	6,697		6,697
Ownership	0.53%		0.53%
Acquisition Cost	₩ 100		₩ 100
Book value	100		100
Fair value	₩ 100		₩ 100
Kyung Pyo Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	186		186
Ownership	0.76%		0.76%
Acquisition Cost	₩ 19		₩ 19
Book value	19		19
Fair value	₩ 19		₩ 19
Daedong Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	617		617
Ownership	0.55%		0.55%
Acquisition Cost	₩ 46		₩ 46
Book value	46		46
Fair value	₩ 46		₩ 46
Doosung Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	53		53
Ownership	0.06%		0.06%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Samjoo Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	522		522
Ownership	0.08%		0.08%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Samkwang Chemical Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	204		204
Ownership	1.27%		1.27%
Acquisition Cost	₩ 51		₩ 51
Book value	51		51
Fair value	₩ 51		₩ 51
SG Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	213		213
Ownership	0.54%		0.54%
Acquisition Cost	₩ 21		₩ 21
Book value	21		21
Fair value	₩ 21		₩ 21
Shinseung Chemical Industy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	5		5
Ownership	0.01%		0.01%
Acquisition Cost	₩ 60		₩ 60
Book value	60		60
Fair value	₩ 60		₩ 60
KJ Alloy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	368		368
Ownership	0.20%		0.20%
Acquisition Cost	₩ 7		₩ 7
Book value	7		7
Fair value	₩ 7		₩ 7
SM Hi-tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	22		22
Ownership	0.39%		0.39%
Acquisition Cost	₩ 22		₩ 22
Book value	22		22
Fair value	₩ 22		₩ 22
Keum Mun Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,320		1,320
Ownership	0.97%		0.97%
Acquisition Cost	₩ 330		₩ 330
Book value	56		56
Fair value	₩ 56		₩ 56
Puruen Environment Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	967		967
Ownership	1.34%		1.34%
Acquisition Cost	₩ 19		₩ 19
Book value	19		19
Fair value	₩ 19		₩ 19
Miretech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	9,111		9,111
Ownership	0.27%		0.27%
Acquisition Cost	₩ 18		₩ 18
Book value	18		18
Fair value	₩ 18		₩ 18
SIE Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	12		12
Ownership	0.02%		0.02%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
Sejin Hightech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	17,980		17,980
Ownership	0.16%		0.16%
Acquisition Cost	₩ 18		₩ 18
Book value	18		18
Fair value	₩ 18		₩ 18
Namcheong Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			7,096
Ownership			0.28%
Acquisition Cost			₩ 284
Book value			11
Fair value			₩ 11
Eun Sung Enterprise Co.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,131		1,131
Ownership	0.72%		0.72%
Acquisition Cost	₩ 17		₩ 17
Book value	17		17
Fair value	₩ 17		₩ 17
Dongdo Basalt Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	182		182
Ownership	1.50%		1.50%
Acquisition Cost	₩ 73		₩ 73
Book value	73		73
Fair value	₩ 73		₩ 73
Shinyoung Textiles Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	523		523
Ownership	1.01%		1.01%
Acquisition Cost	₩ 52		₩ 52
Book value	23		23
Fair value	₩ 23		₩ 23
Bugook Cast Iron Co.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			135
Ownership			0.71%
Acquisition Cost			₩ 14
Book value			14
Fair value			₩ 14
Ilwoo Steel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	41		41
Ownership	0.28%		0.28%
Acquisition Cost	₩ 17		₩ 17
Book value	17		17
Fair value	₩ 17		₩ 17
Dong-un Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,159		1,159
Ownership	6.28%		6.28%
Acquisition Cost	₩ 81		₩ 81
Book value	81		81
Fair value	₩ 81		₩ 81
Wongwang Door Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	575		575
Ownership	1.00%		1.00%
Acquisition Cost	₩ 29		₩ 29
Book value	29		29
Fair value	₩ 29		₩ 29
Seobu Highway Solar Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	19,460		19,460
Ownership	2.86%		10.00%
Acquisition Cost	₩ 195		₩ 192
Book value	195		192
Fair value	₩ 195		₩ 192
Dongbu Highway Solar Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	19,020		19,020
Ownership	4.99%		4.99%
Acquisition Cost	₩ 190		₩ 192
Book value	190		192
Fair value	₩ 190		₩ 192
Muan sunshine solar power plant
Financial assets at fair value through other comprehensive income [Line Items]
Shares			298,300
Ownership			19.00%
Acquisition Cost			₩ 1,492
Book value			1,492
Fair value			₩ 1,492
mansu Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	344		344
Ownership	0.25%		0.25%
Acquisition Cost	₩ 15		₩ 15
Book value	15		15
Fair value	₩ 15		₩ 15
Eanskorea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	39		39
Ownership	0.05%		0.05%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
Youngdongseafood Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	165		165
Ownership	0.33%		0.33%
Acquisition Cost	₩ 8		₩ 8
Book value	8		8
Fair value	₩ 8		₩ 8
Hyunwoo Winstar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1		1
Ownership	0.00%		0.00%
Acquisition Cost	₩ 0		₩ 0
Book value	0		0
Fair value	₩ 0		₩ 0
Sehwa Diecasting Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	299		299
Ownership	1.66%		1.66%
Acquisition Cost	₩ 44		₩ 44
Book value	44		44
Fair value	₩ 44		₩ 44
Sungchang Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	159		159
Ownership	0.31%		0.31%
Acquisition Cost	₩ 10		₩ 10
Book value	10		10
Fair value	₩ 10		₩ 10
Yuchang Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	90		90
Ownership	0.11%		0.11%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Jeongpum Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	322		322
Ownership	0.35%		0.35%
Acquisition Cost	₩ 16		₩ 16
Book value	16		16
Fair value	₩ 16		₩ 16
Korea Steel Power Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	2,761		2,761
Ownership	1.88%		1.88%
Acquisition Cost	₩ 55		₩ 55
Book value	55		55
Fair value	₩ 55		₩ 55
DMC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			5,831
Ownership			0.02%
Acquisition Cost			₩ 38
Book value			38
Fair value			₩ 38
Amanex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	10		10
Ownership	0.02%		0.02%
Acquisition Cost	₩ 9		₩ 9
Book value	9		9
Fair value	₩ 9		₩ 9
Dae-A Leisure Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	23		23
Ownership	0.00%		0.00%
Acquisition Cost	₩ 4		₩ 4
Book value	4		4
Fair value	₩ 4		₩ 4
Caffe Bene Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,908		1,908
Ownership	0.03%		0.03%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
Daechang HRSG Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	618		618
Ownership	0.12%		0.12%
Acquisition Cost	₩ 62		₩ 62
Book value	62		62
Fair value	₩ 62		₩ 62
Shinjin International Corp.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	4		4
Ownership	0.01%		0.01%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
Daewoon Shell Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	666		666
Ownership	2.81%		2.81%
Acquisition Cost	₩ 33		₩ 33
Book value	33		33
Fair value	₩ 33		₩ 33
Jinhung Packaging Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	4,329		4,329
Ownership	3.02%		3.02%
Acquisition Cost	₩ 22		₩ 9
Book value	22		22
Fair value	₩ 22		₩ 22
Donglim Eng Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	26		26
Ownership	0.11%		0.11%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
SIP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	274		274
Ownership	0.55%		0.55%
Acquisition Cost	₩ 7		₩ 7
Book value	7		7
Fair value	₩ 7		₩ 7
Clizen Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	615		615
Ownership	0.34%		0.34%
Acquisition Cost	₩ 31		₩ 31
Book value	31		31
Fair value	₩ 31		₩ 31
DAEDONGMILLENNIUM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	159		159
Ownership	0.42%		0.42%
Acquisition Cost	₩ 32		₩ 32
Book value	32		32
Fair value	₩ 32		₩ 32
Daeji Product Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	15		15
Ownership	0.05%		0.05%
Acquisition Cost	₩ 1		₩ 1
Book value	0		0
Fair value	₩ 0		₩ 0
Cheong Hae Myeong Ga Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,867		1,867
Ownership	0.11%		0.11%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Shinhan Sangi Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			29
Ownership			0.20%
Acquisition Cost			₩ 4
Book value			4
Fair value			₩ 4
Jaein Circuit Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	498		498
Ownership	1.12%		1.12%
Acquisition Cost	₩ 65		₩ 65
Book value	65		65
Fair value	₩ 65		₩ 65
SSET Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	181		181
Ownership	0.30%		0.30%
Acquisition Cost	₩ 18		₩ 18
Book value	18		18
Fair value	₩ 18		₩ 18
Sewon PM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	963		963
Ownership	1.11%		1.11%
Acquisition Cost	₩ 48		₩ 48
Book value	48		48
Fair value	₩ 48		₩ 48
Dawon Yuhwa Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	506		506
Ownership	1.94%		1.94%
Acquisition Cost	₩ 25		₩ 25
Book value	25		25
Fair value	₩ 25		₩ 25
Ogokbaekkwa Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	101		101
Ownership	0.12%		0.12%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
Shinwonn Toptech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	834		834
Ownership	0.51%		0.51%
Acquisition Cost	₩ 83		₩ 83
Book value	83		83
Fair value	₩ 83		₩ 83
KMLC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	281		281
Ownership	0.14%		0.14%
Acquisition Cost	₩ 22		₩ 22
Book value	22		22
Fair value	₩ 22		₩ 22
Seinfood Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	13		13
Ownership	0.17%		0.17%
Acquisition Cost	₩ 7		₩ 7
Book value	7		7
Fair value	₩ 0		₩ 7
TaeSung Eco-Tech. Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,368		1,368
Ownership	4.55%		4.55%
Acquisition Cost	₩ 34		₩ 34
Book value	34		34
Fair value	₩ 34		₩ 34
Kukex Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	639		639
Ownership	0.05%		0.05%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Youngshin Plu Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	104		104
Ownership	0.12%		0.12%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Chang won Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	22		22
Ownership	0.00%		0.00%
Acquisition Cost	₩ 4		₩ 4
Book value	4		4
Fair value	₩ 4		₩ 4
Samsung Silup Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	47		47
Ownership	0.19%		0.19%
Acquisition Cost	₩ 5		₩ 5
Book value	5		5
Fair value	₩ 5		₩ 5
Samwon Bio Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	390		390
Ownership	0.25%		0.25%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
IZU KOREA Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	48		48
Ownership	0.00%		0.00%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
Dongdo CNP Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	234		234
Ownership	0.36%		0.36%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
Hando Precision Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares			38
Ownership			0.26%
Acquisition Cost			₩ 4
Book value			4
Fair value			₩ 4
Dae Bang Industry Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	115		115
Ownership	0.13%		0.13%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
S.I.T. Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	2,213		2,213
Ownership	0.44%		0.44%
Acquisition Cost	₩ 22		₩ 22
Book value	22		22
Fair value	₩ 22		₩ 22
Taejin Hiech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	78		78
Ownership	0.26%		0.26%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Headone Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	69		69
Ownership	0.12%		0.12%
Acquisition Cost	₩ 7		₩ 7
Book value	7		7
Fair value	₩ 7		₩ 7
Enaindustry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	201		201
Ownership	0.28%		0.09%
Acquisition Cost	₩ 141		₩ 141
Book value	141		141
Fair value	₩ 141		₩ 141
TCT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	3,277		3,277
Ownership	0.55%		0.55%
Acquisition Cost	₩ 82		₩ 82
Book value	82		82
Fair value	₩ 82		₩ 82
E-Won Solutech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	158		158
Ownership	0.16%		0.16%
Acquisition Cost	₩ 40		₩ 40
Book value	40		40
Fair value	₩ 40		₩ 40
MJT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,013		1,013
Ownership	0.20%		0.20%
Acquisition Cost	₩ 51		₩ 51
Book value	51		51
Fair value	₩ 51		₩ 51
KPL Circuit Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	283		283
Ownership	0.08%		0.08%
Acquisition Cost	₩ 14		₩ 14
Book value	14		14
Fair value	₩ 14		₩ 14
Road Solar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	12		12
Ownership	0.00%		0.00%
Acquisition Cost	₩ 0		₩ 0
Book value	0		0
Fair value	₩ 0		₩ 0
Sung Ae Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	190		190
Ownership	0.80%		0.80%
Acquisition Cost	₩ 10		₩ 10
Book value	10		10
Fair value	₩ 10		₩ 10
Han Mi Flexible Co.,Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	143		143
Ownership	0.20%		0.20%
Acquisition Cost	₩ 43		₩ 43
Book value	43		43
Fair value	₩ 43		₩ 43
Samhwa Casting Co. Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	200		200
Ownership	0.04%		0.00%
Acquisition Cost	₩ 100		₩ 100
Book value	100		100
Fair value	₩ 100		₩ 100
Millennium PNT Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	227		227
Ownership	0.37%		0.37%
Acquisition Cost	₩ 6		₩ 6
Book value	6		6
Fair value	₩ 6		₩ 6
GN Chem Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	40		40
Ownership	0.07%		0.07%
Acquisition Cost	₩ 1		₩ 1
Book value	1		1
Fair value	₩ 1		₩ 1
GW Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	505		505
Ownership	0.07%		0.07%
Acquisition Cost	₩ 51		₩ 51
Book value	51		51
Fair value	₩ 51		₩ 51
TM Construction co. Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	4		4
Ownership	0.00%		0.00%
Acquisition Cost	₩ 0		₩ 0
Book value	0		0
Fair value	₩ 0		₩ 0
Dae Myung Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	114		114
Ownership	0.08%		0.08%
Acquisition Cost	₩ 3		₩ 3
Book value	3		3
Fair value	₩ 3		₩ 3
Nanomicart Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	176		176
Ownership	1.06%		1.06%
Acquisition Cost	₩ 35		₩ 35
Book value	35		35
Fair value	₩ 35		₩ 35
Young San Heavy Industries Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	74		74
Ownership	0.11%		0.11%
Acquisition Cost	₩ 7		₩ 7
Book value	7		7
Fair value	₩ 7		₩ 7
Samchungwon Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	15		15
Ownership	0.24%		0.24%
Acquisition Cost	₩ 2		₩ 2
Book value	2		2
Fair value	₩ 2		₩ 2
Wooyang Frozen Foods Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	66		66
Ownership	0.82%		0.82%
Acquisition Cost	₩ 27		₩ 27
Book value	27		27
Fair value	₩ 27		₩ 27
Nanomic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	94		94
Ownership	0.63%		0.63%
Acquisition Cost	₩ 38		₩ 38
Book value	38		38
Fair value	₩ 38		₩ 38
Dong Hwan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares			25
Ownership			0.02%
Acquisition Cost			₩ 1
Book value			1
Fair value			₩ 1
Samsung Nonferrous Metal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	89
Ownership	0.26%
Acquisition Cost	₩ 9
Book value	9
Fair value	₩ 9
Daewha Fuel Pump Ind., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	83
Ownership	0.05%
Acquisition Cost	₩ 10
Book value	10
Fair value	₩ 10
HIC Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	7,408
Ownership	0.71%
Acquisition Cost	₩ 111
Book value	111
Fair value	₩ 111
Addies Direct Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1
Ownership	0.00%
Acquisition Cost	₩ 0
Book value	0
Fair value	₩ 0
WorldCnM Inc.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	131
Ownership	1.09%
Acquisition Cost	₩ 10
Book value	10
Fair value	₩ 10
Superone Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,585
Ownership	1.45%
Acquisition Cost	₩ 8
Book value	8
Fair value	₩ 8
Deok-u Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,626
Ownership	1.92%
Acquisition Cost	₩ 195
Book value	195
Fair value	₩ 195
Buyoung Panji Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	478
Ownership	0.44%
Acquisition Cost	₩ 12
Book value	12
Fair value	₩ 12
International Paint Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	111
Ownership	0.48%
Acquisition Cost	₩ 11
Book value	11
Fair value	₩ 11
EI Lighting Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	358
Ownership	0.36%
Acquisition Cost	₩ 18
Book value	18
Fair value	₩ 18
Hightech Mnp Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	123
Ownership	0.35%
Acquisition Cost	₩ 6
Book value	6
Fair value	₩ 6
Dongjin Foundry Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	966
Ownership	4.10%
Acquisition Cost	₩ 193
Book value	193
Fair value	₩ 193
Yooseung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	10
Ownership	0.08%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Sungkwang Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	48
Ownership	0.35%
Acquisition Cost	₩ 2
Book value	2
Fair value	₩ 2
Taeyang gasteel Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	8
Ownership	0.02%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Ajin KSB Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	204
Ownership	0.31%
Acquisition Cost	₩ 18
Book value	18
Fair value	₩ 18
Sewon Ceramic Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	530
Ownership	1.01%
Acquisition Cost	₩ 5
Book value	5
Fair value	₩ 5
Choyang Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	465
Ownership	1.01%
Acquisition Cost	₩ 23
Book value	23
Fair value	₩ 23
TK Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	307
Ownership	0.70%
Acquisition Cost	₩ 15
Book value	15
Fair value	₩ 0
Sungdo Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	130
Ownership	1.10%
Acquisition Cost	₩ 52
Book value	52
Fair value	₩ 52
KSM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	25
Ownership	0.11%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Arari Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	14
Ownership	0.05%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Potech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	39
Ownership	0.13%
Acquisition Cost	₩ 14
Book value	14
Fair value	₩ 14
C&S Corporation Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,304
Ownership	0.01%
Acquisition Cost	₩ 13
Book value	13
Fair value	₩ 13
Sungshin Parts Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	345
Ownership	0.40%
Acquisition Cost	₩ 14
Book value	14
Fair value	₩ 14
Global The One of Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	62
Ownership	0.06%
Acquisition Cost	₩ 3
Book value	3
Fair value	₩ 3
Steellife Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	85
Ownership	0.06%
Acquisition Cost	₩ 4
Book value	4
Fair value	₩ 4
D&C Castech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	330
Ownership	1.89%
Acquisition Cost	₩ 25
Book value	25
Fair value	₩ 25
Geumhan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	498
Ownership	0.24%
Acquisition Cost	₩ 7
Book value	7
Fair value	₩ 7
Mokgan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	5
Ownership	0.02%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Wenex Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	373
Ownership	0.53%
Acquisition Cost	₩ 19
Book value	19
Fair value	₩ 19
Sulim Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	30
Ownership	0.20%
Acquisition Cost	₩ 6
Book value	6
Fair value	₩ 6
Shinkwang Engineering
Financial assets at fair value through other comprehensive income [Line Items]
Shares	24
Ownership	0.36%
Acquisition Cost	₩ 2
Book value	2
Fair value	₩ 2
Ek Cookware Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	60
Ownership	0.04%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
KTTW Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	28
Ownership	0.05%
Acquisition Cost	₩ 2
Book value	2
Fair value	₩ 2
Avajar Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,061
Ownership	0.01%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Koomin Precisions Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	124
Ownership	0.26%
Acquisition Cost	₩ 12
Book value	12
Fair value	₩ 12
Woosung I.B. Co.,Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	7,071
Ownership	0.07%
Acquisition Cost	₩ 14
Book value	14
Fair value	₩ 14
CAP Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	16
Ownership	0.30%
Acquisition Cost	₩ 3
Book value	3
Fair value	₩ 3
MSM Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	25
Ownership	0.08%
Acquisition Cost	₩ 0
Book value	0
Fair value	₩ 0
Ddpopstyle Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	22
Ownership	0.14%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Finemetal Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	49
Ownership	0.08%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Sungkyeong Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	52
Ownership	0.24%
Acquisition Cost	₩ 2
Book value	2
Fair value	₩ 2
RMK Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	63
Ownership	0.90%
Acquisition Cost	₩ 22
Book value	22
Fair value	₩ 22
Tpp Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	36,645
Ownership	11.72%
Acquisition Cost	₩ 1,832
Book value	1,832
Fair value	₩ 1,832
Kuklim Plastic New Technology Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	393
Ownership	0.29%
Acquisition Cost	₩ 8
Book value	8
Fair value	₩ 8
Dukeong Metal Heat Treatment Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	843
Ownership	3.61%
Acquisition Cost	₩ 84
Book value	84
Fair value	₩ 84
Newko Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	331
Ownership	0.06%
Acquisition Cost	₩ 10
Book value	10
Fair value	₩ 10
KMC&R Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	16
Ownership	0.11%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Dongsung Mulsan Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	137
Ownership	0.34%
Acquisition Cost	₩ 14
Book value	14
Fair value	₩ 14
Pizzakorea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	42
Ownership	0.18%
Acquisition Cost	₩ 9
Book value	9
Fair value	₩ 9
Geumdani Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	2,377
Ownership	1.82%
Acquisition Cost	₩ 36
Book value	36
Fair value	₩ 36
Mezzanine I-pack Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	38
Ownership	0.02%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Newclean Livestock Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	86
Ownership	0.17%
Acquisition Cost	₩ 4
Book value	4
Fair value	₩ 4
Ltop Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	36
Ownership	0.06%
Acquisition Cost	₩ 7
Book value	7
Fair value	₩ 7
Simile Aluminium Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	428
Ownership	0.31%
Acquisition Cost	₩ 9
Book value	9
Fair value	₩ 9
GT Tooling Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	604
Ownership	0.17%
Acquisition Cost	₩ 6
Book value	6
Fair value	₩ 6
Panax Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	58
Ownership	0.14%
Acquisition Cost	₩ 9
Book value	9
Fair value	₩ 9
Team Korea Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	4,782
Ownership	0.37%
Acquisition Cost	₩ 24
Book value	24
Fair value	₩ 24
Donghwa TCA Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,012
Ownership	0.30%
Acquisition Cost	₩ 25
Book value	25
Fair value	₩ 25
Hankook Piaget Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	4
Ownership	0.01%
Acquisition Cost	₩ 1
Book value	1
Fair value	₩ 1
Coco Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	648
Ownership	1.24%
Acquisition Cost	₩ 33
Book value	33
Fair value	₩ 33
Woori Industry Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	102
Ownership	1.05%
Acquisition Cost	₩ 21
Book value	21
Fair value	₩ 21
Para Belleza Co., Ltd
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,211
Ownership	1.74%
Acquisition Cost	₩ 74
Book value	74
Fair value	₩ 74
Dongsung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,983
Ownership	1.63%
Acquisition Cost	₩ 198
Book value	198
Fair value	₩ 198
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	83
Ownership	0.07%
Acquisition Cost	₩ 4
Book value	4
Fair value	₩ 4
SH Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	31
Ownership	0.20%
Acquisition Cost	₩ 6
Book value	6
Fair value	₩ 6
Namsunnam Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	1,275
Ownership	0.19%
Acquisition Cost	₩ 6
Book value	6
Fair value	₩ 6
Daeyoung Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	75
Ownership	0.01%
Acquisition Cost	₩ 8
Book value	8
Fair value	₩ 8
Chandown Food Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	46
Ownership	0.14%
Acquisition Cost	₩ 9
Book value	9
Fair value	₩ 9
Getron Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	7,259
Ownership	0.20%
Acquisition Cost	₩ 37
Book value	37
Fair value	₩ 37
Jungmun Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	19
Ownership	0.26%
Acquisition Cost	₩ 2
Book value	2
Fair value	₩ 2
Andong Trading Corporation Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	42
Ownership	0.00%
Acquisition Cost	₩ 2
Book value	2
Fair value	₩ 2
JM Tech Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	403
Ownership	0.67%
Acquisition Cost	₩ 82
Book value	82
Fair value	₩ 82
SGC Energy Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	580,000
Ownership	5.00%
Acquisition Cost	₩ 2,900
Book value	2,900
Fair value	₩ 2,900
Ihsung CNI Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	13,526
Ownership	18.22%
Acquisition Cost	₩ 3,000
Book value	3,000
Fair value	₩ 3,000
H Robotics Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	9,192
Ownership	4.55%
Acquisition Cost	₩ 1,000
Book value	1,000
Fair value	₩ 1,000
Good Tcells Co., Ltd.
Financial assets at fair value through other comprehensive income [Line Items]
Shares	11,364
Ownership	0.34%
Acquisition Cost	₩ 500
Book value	500
Fair value	₩ 500

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.
[2]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.
[3]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss for the year ended December 31, 2020.
[4]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss for the year ended December 31, 2019.